Quarterly Holdings Report
for
Fidelity® Magellan℠ ETF
April 30, 2024
MAE-NPRT3-0624
1.9900251.103
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A	19,307	3,142,793
Class C	9,921	1,633,393
Meta Platforms, Inc. Class A	7,229	3,109,699
		7,885,885
CONSUMER DISCRETIONARY - 12.0%
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	24,480	4,284,000
Hotels, Restaurants & Leisure - 4.8%
Airbnb, Inc. Class A (a)	6,952	1,102,379
Hilton Worldwide Holdings, Inc.	5,894	1,162,768
Marriott International, Inc. Class A	4,386	1,035,666
Yum! Brands, Inc.	7,389	1,043,696
		4,344,509
Specialty Retail - 2.4%
AutoZone, Inc. (a)	376	1,111,606
O'Reilly Automotive, Inc. (a)	986	999,074
		2,110,680
TOTAL CONSUMER DISCRETIONARY		10,739,189
CONSUMER STAPLES - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	2,277	1,646,043
FINANCIALS - 11.7%
Capital Markets - 4.9%
Ares Management Corp.	7,548	1,004,563
Moody's Corp.	3,047	1,128,396
MSCI, Inc.	2,202	1,025,670
S&P Global, Inc.	2,976	1,237,510
		4,396,139
Financial Services - 4.2%
MasterCard, Inc. Class A	3,937	1,776,374
Visa, Inc. Class A	7,165	1,924,591
		3,700,965
Insurance - 2.6%
Arthur J. Gallagher & Co.	4,836	1,134,961
Marsh & McLennan Companies, Inc.	6,052	1,206,950
		2,341,911
TOTAL FINANCIALS		10,439,015
HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	17,518	1,259,019
Health Care Providers & Services - 3.3%
Cencora, Inc.	4,299	1,027,676
UnitedHealth Group, Inc.	4,038	1,953,181
		2,980,857
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	2,625	1,492,890
Pharmaceuticals - 3.7%
Eli Lilly & Co.	2,966	2,316,743
Novo Nordisk A/S Series B sponsored ADR	8,027	1,029,944
		3,346,687
TOTAL HEALTH CARE		9,079,453
INDUSTRIALS - 17.8%
Aerospace & Defense - 4.5%
General Electric Co.	8,723	1,411,556
HEICO Corp. Class A	7,353	1,219,495
TransDigm Group, Inc.	1,095	1,366,593
		3,997,644
Commercial Services & Supplies - 3.4%
Cintas Corp.	1,538	1,012,527
Copart, Inc.	20,286	1,101,733
Waste Connections, Inc. (United States)	5,628	912,243
		3,026,503
Construction & Engineering - 1.3%
Quanta Services, Inc.	4,625	1,195,840
Electrical Equipment - 2.5%
AMETEK, Inc.	5,787	1,010,757
Eaton Corp. PLC	3,908	1,243,760
		2,254,517
Ground Transportation - 1.3%
Uber Technologies, Inc. (a)	18,169	1,204,060
Professional Services - 2.4%
Automatic Data Processing, Inc.	4,651	1,125,030
Verisk Analytics, Inc.	4,486	977,769
		2,102,799
Trading Companies & Distributors - 2.4%
United Rentals, Inc.	1,637	1,093,500
Watsco, Inc.	2,348	1,051,247
		2,144,747
TOTAL INDUSTRIALS		15,926,110
INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 1.3%
Motorola Solutions, Inc.	3,295	1,117,499
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. Class A	9,230	1,114,707
CDW Corp.	4,746	1,147,868
		2,262,575
IT Services - 2.6%
Accenture PLC Class A	4,265	1,283,381
Gartner, Inc. (a)	2,466	1,017,447
		2,300,828
Semiconductors & Semiconductor Equipment - 12.4%
ASML Holding NV (depository receipt)	1,131	986,764
Broadcom, Inc.	1,666	2,166,250
KLA Corp.	1,816	1,251,751
Lam Research Corp.	1,339	1,197,615
NVIDIA Corp.	6,380	5,512,448
		11,114,828
Software - 12.8%
Cadence Design Systems, Inc. (a)	3,689	1,016,799
Constellation Software, Inc.	352	906,248
Intuit, Inc.	2,065	1,291,905
Microsoft Corp.	18,396	7,162,113
Synopsys, Inc. (a)	2,102	1,115,300
		11,492,365
TOTAL INFORMATION TECHNOLOGY		28,288,095
MATERIALS - 5.4%
Chemicals - 2.8%
Linde PLC	3,400	1,499,264
Sherwin-Williams Co.	3,394	1,016,876
		2,516,140
Construction Materials - 2.6%
Martin Marietta Materials, Inc.	2,170	1,273,942
Vulcan Materials Co.	4,103	1,057,056
		2,330,998
TOTAL MATERIALS		4,847,138
TOTAL COMMON STOCKS (Cost $70,915,658)		88,850,928

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $70,915,658)	88,850,928
NET OTHER ASSETS (LIABILITIES) - 0.8%	731,031
NET ASSETS - 100.0%	89,581,959

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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